Troubled Debt Restructured Loans (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Loan	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	76	46	24
Troubled debt restructuring, Amount	$ 50,630	$ 27,701	$ 22,273
Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	36	22	15
Troubled debt restructuring, Amount	24,505	15,756	10,465
Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	40	24	9
Troubled debt restructuring, Amount	26,125	11,945	11,808
Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	58	39	20
Troubled debt restructuring, Amount	19,762	12,235	8,465
Residential Mortgage [Member] | Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	26	18	13
Troubled debt restructuring, Amount	8,374	7,178	5,297
Residential Mortgage [Member] | Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	32	21	7
Troubled debt restructuring, Amount	11,388	5,057	3,168
Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	8	3	1
Troubled debt restructuring, Amount	11,740	7,471	2,268
Commercial real estate [Member] | Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	6	3	1
Troubled debt restructuring, Amount	10,379	7,471	2,268
Commercial real estate [Member] | Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	2	0	0
Troubled debt restructuring, Amount	1,361	0
Commercial And Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	2	1	0
Troubled debt restructuring, Amount	1,627	1,107
Commercial And Industrial Loans [Member] | Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	1	1	0
Troubled debt restructuring, Amount	1,106	1,107
Commercial And Industrial Loans [Member] | Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	1	0	0
Troubled debt restructuring, Amount	521	0
Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	3	3	3
Troubled debt restructuring, Amount	4,544	6,888	11,540
Construction Loans [Member] | Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	2	0	1
Troubled debt restructuring, Amount	4,056	0	2,900
Construction Loans [Member] | Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	1	3	2
Troubled debt restructuring, Amount	488	6,888	8,640
Multi-Family [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	5
Troubled debt restructuring, Amount	12,957
Multi-Family [Member] | Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	1
Troubled debt restructuring, Amount	590
Multi-Family [Member] | Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructured, # of loans	4
Troubled debt restructuring, Amount	$ 12,367